Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenues
Revenues
Revenue Recognition—Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.
We determine revenue recognition through the following steps:
•Identification of the contract, or contracts, with a customer
•Identification of the performance obligations in the contract
•Determination of the transaction price
•Allocation of the transaction price to the performance obligations in the contract
•Recognition of revenue when, or as, we satisfy a performance obligation
In determining the transaction price, we include variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is resolved.

The following provides detailed information on the recognition of our revenues from contracts with customers:
Advisory Services Revenue
Advisory services revenue is reported within our REIT Advisory segment and primarily consists of advisory fees and expense reimbursements that are recognized when services have been rendered. Advisory fees consist of base fees and incentive fees. For Ashford Trust, prior to June 26, 2018, the base fee was paid quarterly and ranged from 0.50% to 0.70% per annum of the total market capitalization ranging from less than $6.0 billion to greater than $10.0 billion plus the Key Money Asset Management Fee, as defined in the amended and restated advisory agreement, subject to certain minimums. Upon effectiveness of the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement on June 29, 2018, the base fee is paid monthly and ranges from 0.50% to 0.70% per annum of the total market capitalization ranging from less than $6.0 billion to greater than $10.0 billion plus the Net Asset Fee Adjustment, as defined in the amended and restated advisory agreement, as amended, subject to certain minimums. For Braemar, the base fee was paid monthly and was fixed at 0.70% of Braemar’s total market capitalization plus, prior to January 15, 2019, the Key Money Asset Management Fee, as defined in the advisory agreement, subject to certain minimums. Upon effectiveness of the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Fifth Amended and Restated Advisory Agreement on January 15, 2019, the base fee is paid monthly and is fixed at 0.70% of Braemar’s total market capitalization plus, the Net Asset Fee Adjustment, as defined in the advisory agreement, as amended, subject to certain minimums. Reimbursements for overhead, internal audit, risk management advisory services and asset management services, including compensation, benefits and travel expense reimbursements, are recognized when services have been rendered. We record advisory revenue for equity grants of Ashford Trust and Braemar common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well as an offsetting expense in an equal amount included in “salaries and benefits.”
Incentive advisory fees are measured annually in each year that Ashford Trust’s and/or Braemar’s annual total stockholder return exceeds the average annual total stockholder return for each company’s respective peer group, subject to the Fixed Charge Coverage Ratio Condition (the “FCCR Condition”), as defined in the respective advisory agreements. Incentive advisory fees are paid over a three-year period and each payment is subject to the FCCR Condition, which relates to the ratio of adjusted EBITDA to fixed charges for Ashford Trust or Braemar, as applicable. Incentive advisory fees are a form of variable consideration and therefore must be (i) deferred until such fees are probable of not being subject to significant reversal, and (ii) tied to a performance obligation in the contract with the customer so that revenue recognition depicts the transfer of the related advisory services to the customer. Accordingly, the Company does not record incentive advisory fee revenue in interim periods prior to the fourth quarter of the year in which the incentive fee is measured. The first year installment of incentive advisory fees will generally be recognized only upon measurement in the fourth quarter of the first year of the three year period. The second and third year installments of incentive advisory fees are recognized as revenue on a pro-rata basis each quarter as such amounts are not subject to significant reversal.
Audio Visual Revenue
Audio visual revenue primarily consists of revenue generated within our J&S segment by providing event technology services such as audio visual services, audio visual equipment rental, staging and meeting services and event-related communication systems as well as related technical support, to our customers in various venues including hotels and convention centers. Revenue is recognized in the period in which services are provided pursuant to the terms of the contractual arrangements with our customers. We also evaluate whether it is appropriate to present (i) the gross amount that our customers pay for our services as revenue, and the related commissions paid to the venue as cost of revenue, or (ii) the net amount (gross revenue less the related commissions paid to the venue) as revenue. We are responsible for the delivery of the services, including providing the necessary labor and equipment to perform the services. We are generally subject to inventory risk, have latitude in establishing prices and selecting suppliers and, while in many cases the venue bills the end customer on our behalf, we bear the risk of collection from the customer. The venues’ commissions are not dependent on collections. As a result, our revenue is primarily reported on a gross basis. Cost of revenues for audio visual principally includes commissions paid to venues, direct labor costs, the cost of equipment sub-rentals, depreciation of equipment, amortization of signing bonuses, as well as other costs such as supplies, freight, travel and other overhead from our venue and customer facing operations and any losses on equipment disposal.
Project Management Revenue
Project management revenue primarily consists of revenue generated within our Premier segment by providing development and construction, capital improvements, refurbishment, project management, and other services such as purchasing, interior design, architectural services, freight management, and construction management services at properties. Premier receives fees for these services and recognizes revenue over time as services are provided to the customer. Project management revenue also includes revenue from reimbursable costs for accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners.
Other Revenue
Other revenue includes revenues provided by certain of our hospitality products and service businesses, including RED. RED’s revenue is primarily generated through provision of ferry services. The revenue is recognized as services are provided based on contractual customer rates.
Debt placement fees include revenues earned from providing debt placement services by Lismore Capital, our wholly-owned subsidiary. These fees are recognized based on a stated percentage of the loan amount when services have been rendered and the subject loan has closed. In connection with our ERFP Agreements and legacy key money transaction with Ashford Trust and Braemar, we lease FF&E to Ashford Trust and Braemar rent-free. For leases which commenced prior to our adoption of ASC 842, a portion of the base advisory fee is allocated to lease revenue each period equal to the estimated fair value of the lease payments that would have been made.
Certain of our consolidated entities enter into contracts with customers that contain multiple performance obligations. For these contracts, we account for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. We determine the standalone selling prices based on our consolidated entities’ overall pricing objectives taking into consideration market conditions and other factors, including the customer and the nature and value of the performance obligations within the applicable contracts.
Deferred Revenue and Contract Balances
Deferred revenue primarily consists of customer billings in advance of revenues being recognized from our advisory agreements and other hospitality products and services contracts. Generally, deferred revenue that could result in a cash payment within the next twelve-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent. The increase in the deferred revenue balance is primarily driven by cash payments received or due in advance of satisfying our performance obligations, offset by revenues recognized that were included in the deferred revenue balance at the beginning of the period. The following tables summarize our consolidated deferred revenue activity (in thousands):

Deferred Revenue
Balance as of January 1, 2019	$13,544
Increases to deferred revenue	2,072
Recognition of revenue (1)	(2,445)
Balance as of March 31, 2019	$13,171
________

(1)
Includes (a) $770,000 of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $1.0 million of audio visual revenue and (c) $636,000 of “other services” revenue earned by our hospitality products and services companies.

Deferred Revenue
Balance as of January 1, 2018	$13,899
Increases to deferred revenue	2,032
Recognition of revenue (1)	(2,737)
Balance as of March 31, 2018	$13,194
________

(1)
Includes (a) $346,000 of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $1.9 million of audio visual revenue and (c) $510,000 of “other services” revenue earned by our hospitality products and services companies.

We do not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less. The transaction price allocated to remaining unsatisfied or partially unsatisfied performance obligations with an original expected duration exceeding one year was primarily related to (i) reimbursed software costs that will be recognized evenly over the period the software is used to provide advisory services to Ashford Trust and Braemar, and (ii) a $5.0 million cash payment received in June 2017 from Braemar in connection with our Fourth Amended and Restated Braemar Advisory Agreement, which is recognized evenly over the 10-year initial contract period that we are providing Braemar advisory services. Incentive advisory fees that are contingent upon future market performance are excluded as the fees are considered variable and not included in the transaction price at March 31, 2019.
The timing of revenue recognition may differ from the timing of payment by customers. We record a receivable when revenue is recognized prior to payment and we have an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, we record deferred revenue until the performance obligations are satisfied. We had receivables related to revenues from contracts with customers of $12.5 million and $4.9 million included in “accounts receivable, net” primarily related to our hospitality products and services segment, $4.4 million and $5.3 million in “due from Ashford Trust OP”, and $2.0 million and $2.0 million included in “due from Braemar OP” related to REIT advisory services at March 31, 2019 and 2018, respectively. We had no significant impairments related to these receivables during the three months ended March 31, 2019.
Disaggregated Revenue
Our revenues were comprised of the following for the three months ended March 31, 2019 and 2018 (in thousands):

	Three Months Ended March 31,
	2019	2018
Advisory services revenue:
Base advisory fee	$10,622	$10,711
Incentive advisory fee	170	452
Reimbursable expenses	2,509	1,949
Equity-based compensation	5,758	9,292
Other advisory revenue	128	128
Total advisory services revenue (2)	19,187	22,532

Audio visual revenue	30,975	23,310

Project management revenue	7,790	—

Other revenue:
Investment management reimbursements (2)	358	182
Debt placement fees (3)	1,354	632
Claims management services (2)	41	55
Lease revenue (2)	1,030	252
Other services (3)	2,585	1,205
Total other revenue	5,368	2,326

Total revenue	$63,320	$48,168

REVENUE BY SEGMENT (1)
REIT advisory	$20,616	$23,021
Premier	7,790	—
J&S	30,975	23,310
OpenKey	257	319
Corporate and other	3,682	1,518
Total revenue	$63,320	$48,168
________

(1)
We have four reportable segments: REIT Advisory, Premier, J&S and OpenKey. We combine the operating results of RED, Pure Wellness and Lismore into an “all other” category, which we refer to as “Corporate and Other.” See note 17 for discussion of segment reporting.

(2)	Indicates REIT advisory revenue.

(3)	Other services revenue relates to other hotel services provided by our consolidated subsidiaries, OpenKey, RED, Pure Wellness and Lismore, to Ashford Trust, Braemar and third parties.

Geographic Information
Our REIT Advisory, Premier, OpenKey, and Corporate and Other reporting segments conduct their business within the United States. Our J&S reporting segment conducts business in the United States, Mexico, and the Dominican Republic. The following table presents revenue from our J&S reporting segment geographically for the three months ended March 31, 2019 and 2018, respectively (in thousands):

	Three Months Ended March 31,
	2019	2018
United States	$23,142	$15,952
Mexico	5,728	5,460
Dominican Republic	2,105	1,898
	$30,975	$23,310

Revenues
Revenue Recognition—Revenues are recognized when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.
We determine revenue recognition through the following steps:
•Identification of the contract, or contracts, with a customer
•Identification of the performance obligations in the contract
•Determination of the transaction price
•Allocation of the transaction price to the performance obligations in the contract
•Recognition of revenue when, or as, we satisfy a performance obligation

The following provides detailed information on the recognition of our revenues from contracts with customers:
Advisory Services Revenue
Advisory services revenue is reported within our REIT Advisory segment and primarily consists of advisory fees and expense reimbursements that are recognized when services have been rendered. Advisory fees consist of base fees and incentive fees. For Ashford Trust, the base fee was paid quarterly and ranges from 0.50% to 0.70% per annum of the total market capitalization ranging from less than $6.0 billion to greater than $10.0 billion plus, prior to June 26, 2018, the Key Money Asset Management Fee, as defined in the amended and restated advisory agreement, subject to certain minimums. Upon effectiveness of the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement on June 29, 2018, the base fee is paid monthly and ranges from 0.50% to 0.70% per annum of the total market capitalization ranging from less than $6.0 billion to greater than $10.0 billion plus the Net Asset Fee Adjustment, as defined in the amended and restated advisory agreement, as amended, subject to certain minimums. The Braemar base fee is paid monthly and is fixed at 0.70% of Braemar’s total market capitalization plus the Key Money Asset Management Fee, as defined in the advisory agreement, subject to certain minimums. Reimbursements for overhead, internal audit, risk management advisory services and asset management services, including compensation, benefits and travel expense reimbursements, are recognized when services have been rendered. We record advisory revenue for equity grants of Ashford Trust and Braemar common stock and LTIP units awarded to our officers and employees in connection with providing advisory services equal to the fair value of the award in proportion to the requisite service period satisfied during the period, as well an offsetting expense in an equal amount included in “salaries and benefits.”
Incentive advisory fees are measured annually in each year that Ashford Trust’s and/or Braemar’s annual total stockholder return exceeds the average annual total stockholder return for each company’s respective peer group, subject to the Fixed Charge Coverage Ratio Condition (the “FCCR Condition”), as defined in the respective advisory agreements. Incentive advisory fees are paid over a three-year period and each payment is subject to the FCCR Condition, which relates to the ratio of adjusted EBITDA to fixed charges for Ashford Trust or Braemar, as applicable. Historically, during the incentive advisory fee measurement period (i.e. the first year of each three year period), incentive advisory fees have been accrued (or reversed) quarterly based on the amount that would be due pursuant to the applicable advisory agreements as of the interim balance sheet date. The second and third year installments of incentive advisory fees have been recognized as revenue on a pro-rata basis each quarter for the amounts determined in the first year measurement period, subject to the December 31 FCCR Condition each year. Effective with our January 1, 2018 adoption of ASC 606, we no longer record the first year's installment of incentive advisory fee revenue in interim periods prior to the fourth quarter. Prior to measurement in the fourth quarter of each year, our first year installment of incentive advisory fees are subject to significant fluctuation (i.e. based on annual total stockholder returns) and are contingent on a future event during the measurement period (e.g. meeting the FCCR Condition). Accordingly, incentive advisory fees will generally be recognized only upon measurement in the fourth quarter of the first year of the three year period. The second and third year installments of incentive advisory fees are recognized as revenue on a pro-rata basis each quarter as such amounts are not subject to significant reversal. In the fourth quarter of 2018, we recognized $678,000 of incentive advisory fees related to the first year installment of the Braemar 2018 incentive advisory fee. Ashford Trust's annual total stockholder return did not meet the relevant incentive fee thresholds during the 2018 measurement period.
Audio Visual Revenue
Audio visual revenue primarily consists of revenue generated within our J&S segment by providing event technology services such as audio visual services, audio visual equipment rental, staging and meeting services and event-related communication systems as well as related technical support, to our customers in various venues including hotels and convention centers. Revenue is recognized in the period in which services are provided pursuant to the terms of the contractual arrangements with our customers. We also evaluate whether it is appropriate to present (i) the gross amount that our customers pay for our services as revenue, and the related commissions paid to the venue as cost of revenue, or (ii) the net amount (gross revenue less the related commissions paid to the venue) as revenue. We are responsible for the delivery of the services, including providing the necessary labor and equipment to perform the services. We are generally subject to inventory risk, have latitude in establishing prices and selecting suppliers and, while in many cases the venue bills the end customer on our behalf, we bear the risk of collection from the customer. The venues’ commissions are not dependent on collections. As a result, our revenue is primarily reported on a gross basis. Cost of revenues for audio visual principally includes commissions paid to venues, direct labor costs, the cost of equipment sub-rentals, depreciation of equipment, amortization of signing bonuses, as well as other costs such as supplies, freight, travel and other overhead from our venue and customer facing operations and any losses on equipment disposal.
Project Management Revenue
Project management revenue primarily consists of revenue generated within our Premier segment by providing development and construction, capital improvements, refurbishment, project management, and other services such as purchasing, interior design, freight management, and construction management services at properties. Premier receives fees for these services and recognizes revenue over time as services are provided to the customer. Project management revenue also includes revenue from reimbursable costs for accounting, overhead and project manager services provided to projects owned by affiliates of Ashford Trust, Braemar and other owners.
Other Revenue
Debt placement fees include revenues earned from providing debt placement services by Lismore Capital, our wholly-owned subsidiary. These fees are recognized based on a stated percentage of the loan amount when services have been rendered and the subject loan has closed.
Certain of our consolidated entities enter into contracts with customers that contain multiple performance obligations. For these contracts, we account for individual performance obligations separately if they are distinct. The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. We determine the standalone selling prices based on our consolidated entities’ overall pricing objectives taking into consideration market conditions and other factors, including the customer and the nature and value of the performance obligations within the applicable contracts.
Deferred Revenue and Contract Balances
Deferred revenue primarily consists of customer billings in advance of revenues being recognized from our advisory agreements and other hospitality products and services contracts. Generally, deferred revenue that could result in a cash payment within the next twelve-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent. The increase in the deferred revenue balance is primarily driven by cash payments received or due in advance of satisfying our performance obligations, offset by revenues recognized that were included in the deferred revenue balance at the beginning of the period.
The following table summarizes our consolidated deferred revenue activity (in thousands):

Deferred Revenue
Balance as of January 1, 2018	$13,899
Increases to deferred revenue	7,781
Recognition of revenue (1)	(8,136)
Balance as of December 31, 2018	$13,544
________

(1)
Includes (a) $2.1 million of advisory revenue primarily related to our advisory agreements with Ashford Trust and Braemar, (b) $3.8 million of audio visual revenue, and (c) $2.2 million of “other services” revenue earned by our hospitality products and services companies.

We do not disclose information about remaining performance obligations pertaining to contracts that have an original expected duration of one year or less. The transaction price allocated to remaining unsatisfied or partially unsatisfied performance obligations with an original expected duration exceeding one year was primarily related to (i) reimbursed software costs that will be recognized evenly over the period the software is used to provide advisory services to Ashford Trust and Braemar, and (ii) a $5.0 million cash payment received in June 2017 from Braemar in connection with our Fourth Amended and Restated Braemar Advisory Agreement, which is recognized evenly over the 10-year initial contract period that we are providing Braemar advisory services. Incentive advisory fees that are contingent upon future market performance are excluded as the fees are considered variable and not included in the transaction price at December 31, 2018.
The timing of revenue recognition may differ from the timing of payment by customers. We record a receivable when revenue is recognized prior to payment and we have an unconditional right to payment. Alternatively, when payment precedes the provision of the related services, we record deferred revenue until the performance obligations are satisfied. We had receivables related to revenues from contracts with customers of $4.9 million and $5.1 million included in “accounts receivable, net” primarily related to our hospitality products and services segment, $45,000 and $0 in “due from affiliates,” $5.3 million and $13.3 million in “due from Ashford Trust OP,” and $2.0 million and $1.7 million included in “due from Braemar OP” related to REIT advisory services at December 31, 2018 and December 31, 2017, respectively. We had no significant impairments related to these receivables during the year ended December 31, 2018.
Disaggregated Revenue
Our revenues were comprised of the following for the three year period ending December 31, 2018 (in thousands):

	Year Ended December 31,
	2018	2017	2016
Advisory services revenue:
Base advisory fee	$44,905	$43,523	$43,043
Incentive advisory fee	2,487	3,083	3,083
Reimbursable expenses	9,837	9,705	8,859
Equity-based compensation	31,726	9,394	12,243
Other advisory revenue	521	277	—
Total advisory services revenue (2)	89,476	65,982	67,228

Audio visual revenue	81,186	9,186	—

Project management revenue	10,634	—	—

Other revenue:
Investment management reimbursements (2)	1,156	1,976	—
Debt placement fees (2)	6,093	1,137	—
Claims management services (2)	213	—	—
Lease revenue (2)	1,005	893	335
Other services (3)	5,757	2,399	44
Total other revenue	14,224	6,405	379

Total revenue	$195,520	$81,573	$67,607

REVENUE BY SEGMENT (1)
REIT advisory	$97,943	$69,988	$67,563
Premier	10,634	—	—
J&S	81,186	9,186	—
OpenKey	999	327	44
Corporate and other	4,758	2,072	—
Total revenue	$195,520	$81,573	$67,607
________

(1)
We have four reportable segments: REIT Advisory, Premier, J&S and OpenKey. We combine the operating results of Pure Wellness and RED into an “all other” category, which we refer to as “Corporate and Other.” See note 19 for discussion of segment reporting.

(2)	Indicates REIT advisory revenue.

(3)	Other services revenue relates to other hotel products and services provided by our consolidated subsidiaries, OpenKey, Pure Wellness and RED, to Ashford Trust, Braemar and third parties.
Geographic Information
Our REIT Advisory, Premier, OpenKey, and Corporate and Other reporting segments conduct their business within the United States. Our J&S reporting segment conducts business in the United States, Mexico, and the Dominican Republic. The following table presents revenue from our J&S reporting segment geographically for the years ended December 31, 2018 and December 31, 2017, respectively (in thousands):

	Year Ended December 31,
	2018	2017 (1)
United States	$60,241	$6,033
Mexico	15,429	2,760
Dominican Republic	5,516	393
	$81,186	$9,186
________
(1) Prior period amounts were not adjusted for the adoption of the new revenue recognition guidance under ASC 606.